Stock-Based Compensation - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Jan. 01, 2024	Dec. 31, 2023	Dec. 31, 2022	Apr. 16, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock reserved for issuance		18,936,256	19,259,640
Number of options granted		123,501
Aggregate intrinsic value of options exercised		$ 123	$ 50
Options Granted, Weighted-average grant-date fair value		$ 0.79	$ 0.99
Total fair value of restricted stock awards and restricted stock units vested		$ 1,449	$ 9
Unrecognized stock-based compensation expenses		$ 4,221
Unrecognized stock-based compensation expense, period for recognition		1 year 7 months 6 days
Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unvested restricted stock awards		0
2018 Stock Option and Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of common shares that may be issued under the plan		616,300
Common shares available for future grant		7,978,667
Number of shares of common stock outstanding, increase, percentage		4.00%
Common stock reserved for issuance		7,978,667	5,005,295	3,300,000
Number of options granted		123,501	5,369,650
Allocate additional shares	0
2015 Stock Option and Grant Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of common shares that may be issued under the plan		2,008,564
Common shares available for future grant		0
Option vesting period		4 years
2018 Employee Stock Purchase Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common shares available for future grant		1,771,748
Employee Stock Purchase Plan, description		The ESPP provides that the number of shares reserved and available for issuance will automatically increase each January 1, beginning on January 1, 2019 and each January 1 thereafter through January 1, 2028, by the least of (i) 1% of the outstanding number of shares of our common stock on the immediately preceding December 31; (ii) 1,115,700 shares or (iii) such number of shares as determined by the ESPP administrator (the “ESPP Evergreen”)
Number of common shares issued		134,439	120,947
2018 Employee Stock Purchase Plan [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of common shares that may be issued under the plan		223,200
Number of shares of common stock outstanding, increase, percentage		1.00%
Number of common shares that may increase under the plan		1,115,700
2019 Inducement Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of common shares that may be issued under the plan		1,800,000
Common shares available for future grant		1,407,211
2020 Inducement Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of common shares that may be issued under the plan		1,700,000
Common shares available for future grant		1,700,000